CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Dividends (in cad per share)	$ 0.460	$ 0.387